Putnam Global Income Trust
The fund's portfolio
7/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/51	$1,000,000	$1,065,110
4.00%, TBA, 8/1/51	2,000,000	2,114,134
3.50%, TBA, 8/1/51	1,000,000	1,050,489
3.00%, TBA, 8/1/51	2,000,000	2,092,885

		6,322,618
U.S. Government Agency Mortgage Obligations (33.9%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 9/1/51	2,000,000	2,137,812
4.00%, TBA, 8/1/51	10,000,000	10,683,202
3.50%, TBA, 9/1/51	8,000,000	8,460,630
3.50%, TBA, 8/1/51	8,000,000	8,477,818
3.00%, TBA, 9/1/51	22,000,000	23,014,911
3.00%, TBA, 8/1/51	12,000,000	12,578,431
2.50%, TBA, 8/1/51	2,000,000	2,083,516
2.00%, TBA, 8/1/51	17,000,000	17,337,642

		84,773,962

Total U.S. government and agency mortgage obligations (cost $90,867,912)		$91,096,580

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.50%, 2/15/39(i)	$190,000	$247,249
U.S. Treasury Notes 0.25%, 9/30/25(i)	39,000	38,504

Total U.S. treasury obligations (cost $285,753)		$285,753

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (34.3%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$105,311
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	50,000	40,127
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	333,820
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,440,000	1,155,571
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	443,621
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	570,000	718,918
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)		$460,000	441,010
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	900,000	1,154,102
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	470,000	965,264
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	283,316
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	74,456
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	940,019
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$940,000	990,433
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	216,840
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	258,088
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)		$189,000	205,774
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		218,000	266,778
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	294,206
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		459,000	516,375
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	355,580
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,762,440
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	240,000	567,293
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	200,000	384,843
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	5,300,000	6,342,763
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	2,048,157
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,780,000	2,206,543
France (Government of) unsec. notes zero %, 2/25/23 (France)	EUR	710,000	851,670
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	470,000	594,558
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	208,679
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	795,704
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,293,667
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	142,773
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	506,109
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,405,637
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	700,000	1,371,023
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	318,279
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,372,328
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	80,000	96,485
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,150,000	1,499,310
Italy (Republic of) sr. unsec. notes zero %, 1/15/24 (Italy)	EUR	1,330,000	1,590,239
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		$335,000	362,638
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	125,179
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$300,000	321,750
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	100,000	123,913
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	280,000,000	2,920,775
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	901,516
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	5,015,495
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	2,926,287
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,507,593
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	904,000,000	8,401,625
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	2,785,740
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	407,549
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	847,523
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)		390,000	452,568
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	678,361
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,021,000	1,245,120
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	660,900
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	270,000	570,976
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	730,000	919,046
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	294,940
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	221,265
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	919,464
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	352,118
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,690,000	1,435,945
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	425,038
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	224,902
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	214,722
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	481,168
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	510,000	704,111
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	560,646
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		514,000	550,103
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		250,000	255,938
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		525,000	556,500
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	779,298
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	1,263,203
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	273,017
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	22,711
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	420,000	537,565
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	520,000	681,193
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	200,000	261,661
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	343,710
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	285,114
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	754,438
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	24,615
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	620,000	897,828
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	252,884
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	60,000	168,420
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	1,090,000	3,040,399
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	50,000	75,095
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		$1,170,000	1,367,438
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	258,469
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		3,000	308

Total foreign government and agency bonds and notes (cost $79,724,206)			$85,776,889

MORTGAGE-BACKED SECURITIES (32.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (3.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.607%, 7/15/40	$394,738	$17,213
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 6/25/50	1,663,885	296,285
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	245,774	7,872
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	484,090	64,888
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	455,196	48,411
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	994,784	100,902
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,189,609	150,080
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	710,162	44,452
Federal National Mortgage Association
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 7.111%, 10/25/42	778,991	164,785
REMICs IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.361%, 5/25/40	155,148	27,437
REMICs IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.911%, 9/25/42	774,403	131,649
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	1,127,956	205,717
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	610,879	69,614
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	526,572	44,780
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	812,686	39,872
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	710,336	25,935
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	567,739	10,033
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	654,529	16,747
Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.359%, 12/16/40	532,226	101,809
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.066%, 3/20/43	700,199	67,625
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 3/20/50	1,136,069	187,902
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	762,936	156,025
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	318,115	50,704
Ser. 14-76, IO, 5.00%, 5/20/44	329,323	54,922
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	627,760	86,784
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	107,729	18,779
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	225,427	40,365
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	72,139	12,864
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	5,995,202	893,165
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	807,138	129,091
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	163,868	16,698
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	638,088	110,500
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,098,484	175,614
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	494,541	43,047
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	358,735	55,984
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	3,521,382	453,281
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	1,184,360	102,293
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	732,352	85,427
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	193,907	17,950
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	1,689,186	173,637
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	151,209	13,036
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	736,937	111,112
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	468,996	27,023
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	190,663	5,491
Ser. 17-H04, Class BI, IO, 2.467%, 2/20/67(WAC)	2,589,550	224,967
Ser. 17-H02, Class BI, IO, 2.436%, 1/20/67(WAC)	2,811,574	213,533
Ser. 16-H23, Class NI, IO, 2.331%, 10/20/66(WAC)	3,536,963	267,454
Ser. 16-H20, Class NI, IO, 2.231%, 9/20/66(WAC)	2,426,062	169,445
Ser. 16-H13, Class EI, IO, 2.128%, 4/20/66(WAC)	1,977,030	155,691
Ser. 17-H19, Class MI, IO, 2.063%, 4/20/67(WAC)	1,620,152	139,009
Ser. 15-H26, Class DI, IO, 1.919%, 10/20/65(WAC)	2,032,317	163,679
Ser. 16-H16, Class EI, IO, 1.812%, 6/20/66(WAC)	2,716,183	208,880
Ser. 15-H26, Class EI, IO, 1.728%, 10/20/65(WAC)	2,105,226	136,419
Ser. 15-H09, Class AI, IO, 1.713%, 4/20/65(WAC)	4,208,152	263,902
Ser. 15-H03, Class DI, IO, 1.679%, 1/20/65(WAC)	3,709,990	257,463
Ser. 14-H21, Class AI, IO, 1.673%, 10/20/64(WAC)	2,233,698	146,937
Ser. 16-H01, Class AI, IO, 1.65%, 1/20/66(WAC)	1,691,607	101,761
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)	2,288,561	143,493
Ser. 14-H12, Class BI, IO, 1.564%, 5/20/64(WAC)	2,836,289	159,102
Ser. 16-H07, Class HI, IO, 1.505%, 2/20/66(WAC)	2,958,503	214,491

		7,624,026
Commercial mortgage-backed securities (18.3%)
BANK
FRB Ser. 19-BN22, Class C, 3.461%, 11/15/62(WAC)	745,000	802,777
Ser. 19-BN24, Class AS, 3.283%, 11/15/62(WAC)	488,000	535,419
Ser. 19-BN23, Class AS, 3.203%, 12/15/52	268,000	292,791
FRB Ser. 20-BN30, Class XA, IO, 1.339%, 12/15/53(WAC)	4,978,899	481,533
FRB Ser. 19-BN20, Class XA, IO, 0.836%, 9/15/62(WAC)	9,959,451	584,226
Barclays Commercial Mortgage Trust
Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	835,000	915,563
FRB Ser. 20-C8, Class XA, IO, 1.849%, 10/15/53(WAC)	4,715,857	631,608
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.563%, 12/11/38(WAC)	66,392	684
Benchmark Mortgage Trust
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	634,000	742,556
Ser. 19-B11, Class AS, 3.784%, 5/15/52	283,000	320,702
Ser. 19-B13, Class AM, 3.183%, 8/15/57	242,000	263,734
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.143%, 5/15/38 (Cayman Islands)	612,000	611,999
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	230,271
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.776%, 12/15/47(WAC)	1,053,000	1,038,790
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.109%, 11/10/46(WAC)	256,000	268,473
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	269,000	318,805
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	694,000	741,195
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	268,000	286,797
FRB Ser. 06-C5, Class XC, IO, 0.409%, 10/15/49(WAC)	2,142,599	34
COMM Mortgage Trust
FRB Ser. 13-CR11, Class B, 5.112%, 8/10/50(WAC)	243,000	262,638
FRB Ser. 13-CR13, Class C, 4.883%, 11/10/46(WAC)	417,000	445,765
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	692,000	735,353
FRB Ser. 14-CR18, Class C, 4.756%, 7/15/47(WAC)	393,000	403,137
FRB Ser. 14-UBS6, Class C, 4.444%, 12/10/47(WAC)	110,000	115,648
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	464,544
FRB Ser. 15-LC19, Class C, 4.234%, 2/10/48(WAC)	430,000	460,962
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	451,000	485,947
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	284,000	312,458
Ser. 17-COR2, Class AM, 3.803%, 9/10/50	353,000	394,193
Ser. 16-COR1, Class AM, 3.494%, 10/10/49	439,000	479,472
FRB Ser. 14-UBS6, Class XA, IO, 0.878%, 12/10/47(WAC)	8,646,800	194,778
FRB Ser. 15-LC21, Class XA, IO, 0.677%, 7/10/48(WAC)	10,332,622	238,102
COMM Mortgage Trust 144A FRB Ser. 12-CR2, Class D, 4.831%, 8/15/45(WAC)	400,000	380,937
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.847%, 9/15/39(WAC)	5,873	11
FRB Ser. 07-C2, Class AX, IO, 0.016%, 1/15/49(WAC)	652,099	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.262%, 4/15/50(WAC)	819,000	787,280
Ser. 19-C15, Class A4, 4.053%, 3/15/52	819,000	944,153
Ser. 19-C17, Class AS, 3.278%, 9/15/52	712,000	774,655
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.36%, 12/15/49(WAC)	822,000	721,800
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.42%, 8/10/44(WAC)	1,164,000	1,159,111
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.59%, 6/25/30(WAC)	2,243,000	279,823
Multifamily Structured Pass-Through Certificates FRB Ser. K111, Class X1, IO, 1.572%, 5/25/30(WAC)	2,251,459	273,438
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class X1, IO, 1.387%, 6/25/30(WAC)	3,028,847	320,149
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.144%, 8/25/29(WAC)	2,801,264	229,155
Multifamily Structured Pass-Through Certificates FRB Ser. K118, Class X1, IO, 0.961%, 9/25/30(WAC)	4,595,199	351,999
Multifamily Structured Pass-Through Certificates FRB Ser. K123, Class X1, IO, 0.775%, 12/25/30(WAC)	4,691,080	296,570
Multifamily Structured Pass-Through Certificates FRB Ser. K125, Class X1, IO, 0.586%, 1/25/31(WAC)	6,256,160	289,610
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.362%, 12/25/28(WAC)	13,526,735	353,073
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.481%, 2/10/46(WAC)	6,912,835	122,820
GS Mortgage Securities Trust
FRB Ser. 12-GCJ7, Class C, 5.554%, 5/10/45(WAC)	273,000	268,608
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	354,000	386,533
FRB Ser. 20-GC47, Class C, 3.455%, 5/12/53(WAC)	418,000	452,781
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	542,000	595,463
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	368,000	399,906
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	452,000	486,187
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.986%, 8/10/43(WAC)	328,000	242,214
FRB Ser. 11-GC3, Class D, 5.406%, 3/10/44(WAC)	96,596	96,514
Ser. 12-GC6, Class AS, 4.948%, 1/10/45	236,000	238,342
FRB Ser. 13-GC14, Class B, 4.741%, 8/10/46(WAC)	296,000	315,033
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.656%, 4/15/47(WAC)	777,000	823,343
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	225,000	212,434
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	285,000	294,045
FRB Ser. 15-C33, Class XA, IO, 0.905%, 12/15/48(WAC)	3,394,142	116,770
FRB Ser. 14-C22, Class XA, IO, 0.827%, 9/15/47(WAC)	9,371,485	202,683
FRB Ser. 13-C12, Class XA, IO, 0.46%, 7/15/45(WAC)	19,796,692	120,403
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.886%, 1/15/47(WAC)	505,000	508,090
FRB Ser. 14-C23, Class D, 3.984%, 9/15/47(WAC)	437,000	442,665
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	264,000	268,973
Ser. 19-COR5, Class AS, 3.669%, 6/13/52	804,000	896,132
Ser. 13-C10, Class AS, 3.372%, 12/15/47	259,000	268,161
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	351,011
FRB Ser. 19-COR5, Class XA, IO, 1.494%, 6/13/52(WAC)	8,375,448	758,548
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43(WAC)	256,841	5,446
FRB Ser. 13-C16, Class XA, IO, 0.911%, 12/15/46(WAC)	8,592,017	148,248
FRB Ser. 06-LDP8, Class X, IO, 0.296%, 5/15/45(WAC)	134,565	1
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.683%, 11/15/43(WAC)	237,000	234,489
FRB Ser. 12-C6, Class E, 5.141%, 5/15/45(WAC)	955,000	671,930
FRB Ser. 12-C8, Class D, 4.669%, 10/15/45(WAC)	747,000	710,674
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.133%, 2/15/40(WAC)	15,122	1
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.687%, 9/15/39(WAC)	1,160,031	772
FRB Ser. 07-C2, Class XCL, IO, 0.133%, 2/15/40(WAC)	96,922	8
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	220,000	235,734
Ser. 14-C18, Class C, 4.525%, 10/15/47(WAC)	289,000	307,296
FRB Ser. 14-C17, Class C, 4.477%, 8/15/47(WAC)	591,000	591,549
FRB Ser. 15-C24, Class B, 4.344%, 5/15/48(WAC)	253,000	276,533
Ser. 13-C8, Class B, 3.558%, 12/15/48(WAC)	389,000	399,685
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.663%, 8/15/45(WAC)	687,000	695,496
FRB Ser. 12-C6, Class D, 4.603%, 11/15/45(WAC)	278,000	276,462
FRB Ser. 13-C9, Class D, 4.11%, 5/15/46(WAC)	274,000	249,340
Morgan Stanley Capital I Trust Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	464,000	498,741
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.284%, 7/15/49(WAC)	541,000	540,590
FRB Ser. 11-C3, Class D, 5.284%, 7/15/49(WAC)	185,000	184,094
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 19-01, Class M10, 3.339%, 10/15/49	381,000	384,580
FRB Ser. 19-01, Class M7, 1.789%, 10/15/49	417,384	415,453
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.023%, 12/15/50(WAC)	4,750,142	232,785
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.551%, 5/10/45(WAC)	285,000	291,450
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.582%, 12/10/45(WAC)	2,339,168	30,904
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	403,000	446,670
FRB Ser. 15-C30, Class C, 4.498%, 9/15/58(WAC)	432,000	470,547
FRB Ser. 13-LC12, Class C, 4.308%, 7/15/46(WAC)	363,000	320,438
Ser. 19-C49, Class AS, 4.244%, 3/15/52	614,000	712,526
FRB Ser. 15-C29, Class C, 4.213%, 6/15/48(WAC)	287,000	299,625
Ser. 18-C45, Class A4, 4.184%, 6/15/51	366,000	424,643
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53(WAC)	509,000	570,306
FRB Ser. 16-LC25, Class AS, 3.946%, 12/15/59(WAC)	504,000	560,116
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	663,000	686,995
FRB Ser. 19-C52, Class XA, IO, 1.614%, 8/15/52(WAC)	3,628,398	364,886
FRB Ser. 16-LC25, Class XA, IO, 0.961%, 12/15/59(WAC)	4,722,852	171,605
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	930,000	978,388
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	826,000	880,706
Ser. 14-C22, Class AS, 4.069%, 9/15/57(WAC)	397,000	430,090
Ser. 13-C11, Class AS, 3.311%, 3/15/45	386,000	397,028
FRB Ser. 13-C14, Class XA, IO, 0.675%, 6/15/46(WAC)	10,341,559	91,356
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.964%, 6/15/44(WAC)	163,000	117,098
FRB Ser. 11-C4, Class C, 4.964%, 6/15/44(WAC)	188,157	187,590
FRB Ser. 12-C10, Class D, 4.426%, 12/15/45(WAC)	220,000	123,941
FRB Ser. 12-C10, Class XA, IO, 1.513%, 12/15/45(WAC)	3,329,438	44,618

		45,751,811
Residential mortgage-backed securities (non-agency) (11.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.279%, 5/25/47	286,938	165,286
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	189,008	192,345
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.689%, 9/25/45	136,927	130,793
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.589%, 10/25/29 (Bermuda)	190,000	191,250
BRAVO Residential Funding Trust 144A
Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	113,107	113,832
Ser. 21-A, Class A1, 1.991%, 10/25/59	278,412	278,412
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.329%, 6/25/36	180,000	174,930
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.269%, 11/25/47	256,754	204,415
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.792%, 5/25/35(WAC)	168,924	171,433
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	683,088
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.067%, 8/25/46	138,678	134,070
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.047%, 6/25/46	322,673	295,997
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.469%, 8/25/46	335,583	304,056
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.264%, 2/20/47	200,659	156,053
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.789%, 11/25/28 (Bermuda)	258,096	258,780
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.089%, 12/25/28	839,796	883,462
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.889%, 5/25/28	260,492	269,512
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/24	44,311	44,700
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.789%, 4/25/28	830,138	857,724
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.939%, 3/25/29	500,000	518,390
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.889%, 3/25/29	233,397	241,729
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.839%, 9/25/24	167,298	171,565
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.539%, 10/25/29	282,000	294,043
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 2.589%, 3/25/30	250,000	254,693
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.589%, 3/25/30	639,000	650,913
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.289%, 10/25/29	63,895	63,938
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.739%, 1/25/49	56,748	57,645
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.539%, 3/25/49	5,574	5,647
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.489%, 2/25/47	130,000	132,260
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.439%, 2/25/49	10,859	10,937
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.389%, 10/25/48	11,800	11,894
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 1.989%, 1/25/50	146,874	147,391
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.35%, 10/25/50	4,323	4,323
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.839%, 8/25/28	73,397	77,691
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.089%, 9/25/28	321,683	337,838
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.989%, 10/25/28	59,788	63,045
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.789%, 4/25/28	410,262	434,051
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.639%, 4/25/28	676,080	712,890
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.389%, 10/25/28	129,483	135,993
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 7/25/25	1,244,852	1,261,386
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 11/25/24	47,704	48,762
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.539%, 1/25/29	543,222	567,806
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.439%, 5/25/29	685,529	716,801
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.389%, 2/25/25	109,539	112,079
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 4/25/29	1,877,214	1,954,537
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/29	2,434,930	2,541,028
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	49,067	49,993
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	60,267	60,751
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.639%, 7/25/29	1,163,048	1,204,707
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.989%, 7/25/24	627,272	639,729
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.439%, 1/25/31	60,308	61,043
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.289%, 1/25/30	65,271	65,434
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.439%, 9/25/29	239,673	247,612
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.339%, 7/25/29	230,000	230,863
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.089%, 5/25/30	603,000	601,286
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.539%, 7/25/31	32,216	32,384
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.239%, 11/25/39	59,008	58,678
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.139%, 1/25/40	1,270,078	1,276,102
GCAT Trust 144A Ser. 20-NQM2, Class A2, 2.272%, 4/25/65	128,477	129,850
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	991,527	446,869
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.689%, 10/25/28 (Bermuda)	87,005	87,181
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A2, 2.635%, 5/25/65(WAC)	200,000	207,190
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (1 Month US LIBOR + 0.28%), 0.649%, 4/25/47	229,844	224,098
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	266,399	271,061
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	349,027	351,470
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	664,739	670,057
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	320,680	320,712
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.816%, 2/25/35(WAC)	99,346	101,548
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.917%, 8/26/47(WAC)	170,000	164,337
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 0.989%, 1/25/48	85,970	86,445
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	285,755	287,048
Pretium Mortgage Credit Partners, LLC 144A Ser. 20-RPL2, Class A1, 3.179%, 6/27/69	230,958	231,919
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 1.04%), 1.129%, 3/25/34	172,585	170,663
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.939%, 5/25/47	344,369	303,393
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.269%, 1/25/37	173,172	165,134
Triangle Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 3.00%), 3.089%, 8/25/33 (Bermuda)	250,000	254,673
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	192,852	194,632
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.093%, 9/25/35(WAC)	119,253	119,990
FRB Ser. 05-AR12, Class 1A8, 2.902%, 10/25/35(WAC)	368,091	364,497
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.069%, 10/25/45	168,892	167,946
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.049%, 7/25/45	265,660	253,041
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 0.869%, 1/25/45	156,016	151,045
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%), 0.829%, 1/25/45	223,918	217,379
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 2.619%, 4/25/36(WAC)	85,317	85,037

		27,595,210

Total mortgage-backed securities (cost $84,354,503)		$80,971,047

CORPORATE BONDS AND NOTES (19.7%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	$270,000	$270,584
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	157,000	213,589
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	558,000	643,130
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	228,000	267,742
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	132,000	135,058
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	146,000	169,696
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	172,000	245,570
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	115,000	167,453

		2,112,822
Capital goods (1.0%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	351,000	351,358
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	406,000	408,355
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	139,000	192,301
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	225,000	252,307
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	326,000	416,551
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	260,000	256,326
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	331,000	387,457
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	166,000	185,352

		2,450,007
Communication services (3.6%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	556,000	583,006
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	291,000	309,530
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	409,000	407,775
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	586,000	605,309
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	299,000	301,641
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	408,000	573,957
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	134,000	165,767
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	219,000	263,008
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,285,000	1,434,341
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	284,000	270,273
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	120,000	131,216
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	171,000	192,174
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	250,000	315,414
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	404,000	439,866
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	135,000	159,148
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	18,000	20,324
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	554,000	617,644
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	273,000	279,456
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	480,000	585,292
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	319,000	352,392
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	126,000	131,003
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	228,000	298,029
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	293,000	343,654
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	291,000	303,368

		9,083,587
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.449%, perpetual maturity	214,000	209,185

		209,185
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	192,000	213,360
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	267,000	282,507
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	208,000	257,006
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	193,000	194,080
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	106,000	145,134
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	183,000	203,032
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	341,000	362,308
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	276,000	308,085
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	112,000	124,460
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	615,000	729,745
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	205,000	238,868
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	186,000	170,901
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	472,000	494,420
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	354,000	367,838

		4,091,744
Consumer staples (1.3%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	435,000	455,663
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	281,000	393,047
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	338,000	345,960
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	107,000	126,808
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	351,000	404,439
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	385,000	480,189
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	360,000	371,448
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	553,000	627,345

		3,204,899
Energy (1.3%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	446,000	522,428
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	296,000	319,618
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	534,000	598,748
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	174,000	193,662
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	189,000	211,680
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)	155,000	6,588
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	6,000	255
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	428,000	420,724
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	117,000	123,999
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	368,000	428,967
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	355,000	381,128

		3,207,797
Financials (6.2%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	380,000	435,074
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	223,000	235,614
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	386,000	459,495
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	550,000	593,628
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	400,000	462,044
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	346,000	390,115
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	372,000	383,330
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	630,000	622,025
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	540,000	599,108
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	415,000	418,817
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	560,000	631,400
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	622,000	639,883
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	290,000	294,445
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	437,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	200,000	218,116
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	250,000	277,670
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	256,909
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	505,000	519,791
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	310,000	363,921
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	616,000	718,285
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	320,000	322,400
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	244,000	280,644
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	138,000	144,178
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	319,000	313,621
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	505,000	513,840
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	191,000	203,414
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	429,000	473,242
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	230,000	322,000
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	585,000	688,940
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	136,000	146,322
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	643,000	692,559
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	102,000	158,336
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	227,000	241,458
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	225,000	232,966
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	379,000	426,731
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	300,000	344,162
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	203,000	210,742
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	276,000	412,158
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	220,000	265,376
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	190,000	191,217

		15,540,976
Health care (0.8%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	189,000	249,805
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	167,000	177,615
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	338,000	424,307
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	283,000	316,683
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	171,000	176,561
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	233,000	309,897
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	105,000	110,513
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	107,000	110,068
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	162,000	186,541

		2,061,990
Technology (1.7%)
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	851,000	964,598
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	143,000	151,050
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	86,000	140,777
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	361,000	366,873
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	226,000	261,956
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	207,000	224,574
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	443,000	461,119
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	442,000	453,315
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	426,000	429,195
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	244,000	233,438
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31	499,000	498,181

		4,185,076
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	129,000	141,491

		141,491
Utilities and power (1.2%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	359,000	362,987
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	330,000	324,192
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	270,000	298,351
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	120,000	126,578
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	358,000	383,968
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	351,000	399,610
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	220,000	279,165
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	204,000	223,214
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	136,000	144,557
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.268%, 5/15/67	498,000	465,630

		3,008,252

Total corporate bonds and notes (cost $45,365,151)		$49,297,826

ASSET-BACKED SECURITIES (2.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$568,000	$568,341
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M3, 2.72%, 12/26/30(WAC)	498,000	498,000
LHOME Mortgage Trust 144A
Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	190,000	191,520
Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	365,000	365,316
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	300,000	300,000
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M1, 2.149%, 6/25/30(WAC)	980,000	980,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 4/25/22	762,000	762,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	762,000	762,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	258,117	259,031
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	350,000	355,521
Ser. 21-1, Class A1, 2.24%, 6/25/24	120,000	120,115

Total asset-backed securities (cost $5,153,103)		$5,161,844

COLLATERALIZED LOAN OBLIGATIONS (1.4%)(a)
	Principal amount	Value
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A, (BBA LIBOR USD 3 Month + 1.34%), 1.474%, 10/21/32	$250,000	$250,236
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.224%, 4/20/31	250,000	249,687
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month + 1.28%), 1.406%, 2/12/30	250,000	250,042
Madison Park Funding, Ltd. 144A FRB Ser. 18-30A, Class A, (BBA LIBOR USD 3 Month + 0.75%), 0.876%, 4/15/29	411,812	411,873
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.336%, 1/16/31	250,000	250,340
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD 3 Month + 1.25%), 1.384%, 10/20/30	323,000	323,379
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A, (BBA LIBOR USD 3 Month + 1.10%), 1.226%, 7/16/31	250,000	250,411
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.486%, 1/15/36	437,000	438,415
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.335%, 10/26/29	250,000	250,366
THL Credit Wind River CLO, Ltd. 144A FRB Ser. 18-2A, Class AR, (BBA LIBOR USD 3 Month + 1.14%), 1.266%, 1/15/31	250,000	250,119
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD 3 Month + 0.97%), 1.095%, 4/25/31	456,000	456,044

Total collateralized loan obligations (cost $3,382,515)		$3,380,912

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$14,042,100	$19,799
Goldman Sachs International
1.869/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.869		11,606,000	659,337
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	44,343
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	11,416
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	170,531
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	166,691
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	51,011
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	49,625
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	449,915
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	442,171
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	375,080
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	52,975
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	42,083
Toronto-Dominion Bank
(1.724)/3 month CAD-BA-CDOR/Aug-26 (Canada)	Aug-21/1.724	CAD	529,900	1
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	17,817
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	10,373

Total purchased swap options outstanding (cost $1,375,855)				$2,563,168

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
EUR/USD (Put)	Aug-21/$1.18	$25,116,234	EUR	21,172,800	$64,649
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	12,581,446	GBP	9,051,400	22,911

Total purchased options outstanding (cost $149,512)					$87,560

SHORT-TERM INVESTMENTS (10.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	19,118,229	$19,118,229
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	774,000	774,000
U.S. Treasury Bills 0.046%, 10/14/21(SEGSF)(SEGCCS)		$200,000	199,980
U.S. Treasury Bills 0.020%, 8/3/21(SEGSF)		700,000	700,000
U.S. Treasury Bills 0.018%, 9/21/21(SEGSF)		100,000	99,993
U.S. Treasury Bills 0.017%, 9/7/21(SEG)(SEGSF)		800,000	799,966
U.S. Treasury Cash Management Bills 0.048%, 11/16/21(SEGSF)(SEGCCS)		1,191,000	1,190,842
U.S. Treasury Cash Management Bills 0.048%, 10/26/21(SEGSF)(SEGCCS)		600,000	599,924
U.S. Treasury Cash Management Bills 0.047%, 10/19/21(SEGSF)(SEGCCS)		2,000,000	1,999,762
U.S. Treasury Cash Management Bills 0.028%, 10/5/21(SEG)(SEGSF)		1,100,000	1,099,905

Total short-term investments (cost $26,582,702)			$26,582,601
TOTAL INVESTMENTS

Total investments (cost $337,241,212)			$345,204,180

	FORWARD CURRENCY CONTRACTS at 7/31/21 (aggregate face value $228,915,987) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/20/21	$499,342	$500,165	$(823)
		British Pound	Buy	9/15/21	683,952	691,421	(7,469)
		Canadian Dollar	Sell	10/20/21	2,452,284	2,442,420	(9,864)
		Chinese Yuan (Offshore)	Sell	8/18/21	344,063	341,578	(2,485)
		Czech Koruna	Buy	9/15/21	174,300	179,195	(4,895)
		Euro	Sell	9/15/21	1,196,748	1,162,802	(33,946)
		Hong Kong Dollar	Sell	8/18/21	122,135	122,221	86
		Japanese Yen	Sell	8/18/21	7,524,180	7,564,194	40,014
		Mexican Peso	Sell	10/20/21	365,263	362,894	(2,369)
		Norwegian Krone	Buy	9/15/21	419,856	432,824	(12,968)
		Russian Ruble	Buy	9/15/21	263,411	262,231	1,180
		Swedish Krona	Buy	9/15/21	294,231	297,119	(2,888)
		Swiss Franc	Buy	9/15/21	386,468	383,314	3,154
	Barclays Bank PLC
		Australian Dollar	Buy	10/20/21	1,063,285	1,082,428	(19,143)
		British Pound	Sell	9/15/21	477,098	476,495	(603)
		Canadian Dollar	Sell	10/20/21	636,394	633,784	(2,610)
		Euro	Buy	9/15/21	1,801,414	1,852,730	(51,316)
		Indonesian Rupiah	Buy	8/18/21	139,494	140,099	(605)
		Japanese Yen	Buy	8/18/21	2,933,773	2,951,313	(17,540)
		Norwegian Krone	Buy	9/15/21	17,512	17,717	(205)
		Peruvian New Sol	Buy	10/20/21	69,267	71,309	(2,042)
		Swiss Franc	Buy	9/15/21	380,944	390,762	(9,818)
	Citibank, N.A.
		Australian Dollar	Buy	10/20/21	538,323	548,189	(9,866)
		British Pound	Sell	9/15/21	1,211,235	1,223,331	12,096
		Canadian Dollar	Sell	10/20/21	233,318	225,836	(7,482)
		Chilean Peso	Buy	10/20/21	143,424	146,168	(2,744)
		Danish Krone	Sell	9/15/21	257,731	264,688	6,957
		Euro	Sell	9/15/21	1,876,210	1,913,838	37,628
		Japanese Yen	Buy	8/18/21	302,723	304,351	(1,628)
		New Zealand Dollar	Sell	10/20/21	237,749	237,203	(546)
		Romanian Leu	Buy	9/15/21	83,032	84,907	(1,875)
		Swiss Franc	Sell	9/15/21	385,365	377,487	(7,878)
		Thai Baht	Buy	8/18/21	380,462	401,078	(20,616)
	Credit Suisse International
		Australian Dollar	Sell	10/20/21	765,090	778,492	13,402
		British Pound	Sell	9/15/21	701,746	720,042	18,296
		Canadian Dollar	Sell	10/20/21	105,959	105,529	(430)
		Euro	Buy	9/15/21	178,920	184,033	(5,113)
	Goldman Sachs International
		Australian Dollar	Buy	10/20/21	2,251,663	2,281,058	(29,395)
		British Pound	Buy	9/15/21	5,358,601	5,512,627	(154,026)
		Canadian Dollar	Sell	10/20/21	819,058	804,756	(14,302)
		Chinese Yuan (Offshore)	Buy	8/18/21	3,004,146	2,982,102	22,044
		Euro	Buy	9/15/21	20,577,411	20,968,302	(390,891)
		Hong Kong Dollar	Sell	8/18/21	201,289	201,432	143
		Indonesian Rupiah	Buy	8/18/21	384,132	385,795	(1,663)
		Japanese Yen	Sell	8/18/21	7,353,866	7,378,889	25,023
		New Zealand Dollar	Buy	10/20/21	72,703	86,487	(13,784)
		Norwegian Krone	Buy	9/15/21	3,779,594	4,003,333	(223,739)
		Polish Zloty	Sell	9/15/21	231,753	243,027	11,274
		Russian Ruble	Sell	9/15/21	31,874	31,743	(131)
		South African Rand	Sell	10/20/21	21,627	22,073	446
		Swedish Krona	Buy	9/15/21	3,248,756	3,376,270	(127,514)
		Swiss Franc	Buy	9/15/21	2,919,355	2,902,485	16,870
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	281,384	286,801	5,417
		British Pound	Sell	9/15/21	485,162	485,517	355
		Canadian Dollar	Buy	10/20/21	72,937	74,188	(1,251)
		Chinese Yuan (Offshore)	Buy	8/18/21	6,230,296	6,185,150	45,146
		Euro	Sell	9/15/21	15,464,284	15,887,362	423,078
		Hong Kong Dollar	Sell	8/18/21	473,342	473,672	330
		Japanese Yen	Buy	8/18/21	35,558	34,095	1,463
		New Zealand Dollar	Buy	10/20/21	439,912	438,669	1,243
		Norwegian Krone	Buy	9/15/21	24,373	22,994	1,379
		Swiss Franc	Buy	9/15/21	951,640	951,036	604
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	329,616	339,911	(10,295)
		British Pound	Buy	9/15/21	2,259,406	2,312,015	(52,609)
		Canadian Dollar	Sell	10/20/21	688,573	683,333	(5,240)
		Chinese Yuan (Offshore)	Buy	8/18/21	2,055	2,040	15
		Euro	Buy	9/15/21	8,864,125	9,169,642	(305,517)
		Japanese Yen	Sell	8/18/21	3,314,207	3,324,667	10,460
		New Zealand Dollar	Buy	10/20/21	2,042,383	2,055,264	(12,881)
		Norwegian Krone	Sell	9/15/21	189,794	181,425	(8,369)
		Singapore Dollar	Buy	8/18/21	221,257	224,244	(2,987)
		South Korean Won	Buy	8/18/21	1,383,864	1,421,552	(37,688)
		Swedish Krona	Sell	9/15/21	717,729	738,274	20,545
		Swiss Franc	Buy	9/15/21	772,496	750,712	21,784
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/20/21	383,646	386,256	2,610
		British Pound	Buy	9/15/21	13,399,074	13,574,732	(175,658)
		Canadian Dollar	Buy	10/20/21	1,366,965	1,360,926	6,039
		Danish Krone	Sell	9/15/21	926	951	25
		Euro	Buy	9/15/21	4,074,522	4,248,478	(173,956)
		Japanese Yen	Buy	8/18/21	1,829,436	1,852,451	(23,015)
		New Zealand Dollar	Sell	10/20/21	576,823	575,432	(1,391)
		Norwegian Krone	Buy	9/15/21	1,556,666	1,635,439	(78,773)
		Swedish Krona	Buy	9/15/21	825,149	858,124	(32,975)
		Swiss Franc	Buy	9/15/21	1,253,126	1,242,342	10,784
	NatWest Markets PLC
		Australian Dollar	Sell	10/20/21	1,947,667	1,981,980	34,313
		British Pound	Buy	9/15/21	906,932	923,031	(16,099)
		Canadian Dollar	Buy	10/20/21	14,267	14,209	58
		Chinese Yuan (Offshore)	Buy	8/18/21	280,053	280,362	(309)
		Euro	Sell	9/15/21	12,349,653	12,593,334	243,681
		Japanese Yen	Buy	8/18/21	1,418,962	1,430,166	(11,204)
		New Zealand Dollar	Sell	10/20/21	2,016,477	2,013,027	(3,450)
		Swedish Krona	Buy	9/15/21	496,730	517,653	(20,923)
		Swiss Franc	Buy	9/15/21	629,049	628,730	319
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/20/21	519,677	554,922	35,245
		British Pound	Buy	9/15/21	1,527,355	1,628,059	(100,704)
		Canadian Dollar	Sell	10/20/21	318,277	318,779	502
		Chinese Yuan (Offshore)	Buy	8/18/21	1,182,800	1,172,425	10,375
		Euro	Sell	9/15/21	4,879,835	5,006,213	126,378
		Hong Kong Dollar	Sell	8/18/21	2,506,280	2,507,843	1,563
		Hungarian Forint	Buy	9/15/21	136,794	145,127	(8,333)
		Israeli Shekel	Buy	10/20/21	169,944	168,132	1,812
		Japanese Yen	Sell	8/18/21	6,148,007	6,152,639	4,632
		New Zealand Dollar	Buy	10/20/21	1,315,904	1,313,883	2,021
		Norwegian Krone	Sell	9/15/21	112,760	54,587	(58,173)
		Swedish Krona	Buy	9/15/21	710,885	740,690	(29,805)
		Swiss Franc	Buy	9/15/21	334,530	311,217	23,313
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	572,459	585,568	(13,109)
		British Pound	Sell	9/15/21	430,112	428,650	(1,462)
		Canadian Dollar	Sell	10/20/21	921,169	919,627	(1,542)
		Chinese Yuan (Offshore)	Sell	8/18/21	2,985,420	2,963,422	(21,998)
		Euro	Sell	9/15/21	2,065,340	2,124,335	58,995
		Hong Kong Dollar	Sell	8/18/21	291,664	291,857	193
		Japanese Yen	Buy	8/18/21	1,194,007	1,195,208	(1,201)
		New Zealand Dollar	Buy	10/20/21	1,228,090	1,230,438	(2,348)
		Norwegian Krone	Buy	9/15/21	360,085	409,798	(49,713)
		Swedish Krona	Buy	9/15/21	26,914	26,265	649
	UBS AG
		Australian Dollar	Buy	10/20/21	839,748	863,677	(23,929)
		British Pound	Sell	9/15/21	2,189,760	2,198,044	8,284
		Canadian Dollar	Buy	10/20/21	277,642	277,271	371
		Chinese Yuan (Offshore)	Buy	8/18/21	201,364	199,920	1,444
		Euro	Buy	9/15/21	8,824,472	9,053,440	(228,968)
		Hong Kong Dollar	Sell	8/18/21	124,271	124,358	87
		Japanese Yen	Buy	8/18/21	3,288,170	3,328,990	(40,820)
		New Zealand Dollar	Sell	10/20/21	1,203,368	1,200,572	(2,796)
		Norwegian Krone	Sell	9/15/21	579,742	572,784	(6,958)
		Swedish Krona	Buy	9/15/21	3,631,675	3,786,229	(154,554)
		Swiss Franc	Sell	9/15/21	127,091	125,049	(2,042)
	WestPac Banking Corp.
		British Pound	Buy	9/15/21	730,244	748,414	(18,170)
		Canadian Dollar	Buy	10/20/21	1,009,255	1,005,274	3,981
		Euro	Buy	9/15/21	340,740	350,485	(9,745)
		Japanese Yen	Sell	8/18/21	445,580	446,225	645
		New Zealand Dollar	Sell	10/20/21	1,174,188	1,170,819	(3,369)

	Unrealized appreciation						1,318,751

	Unrealized (depreciation)						(2,949,541)

	Total						$(1,630,790)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Australian Government Treasury Bond 3 yr (Long)	7	$601,415	$601,415	Sep-21	$884
Canadian Government Bond 10 yr (Long)	6	711,815	711,815	Sep-21	20,131
Euro-Bobl 5 yr (Long)	21	3,371,987	3,371,985	Sep-21	34,333
Euro-Bund 10 yr (Long)	15	3,141,842	3,141,841	Sep-21	86,446
Euro-Buxl 30 yr (Long)	7	1,785,638	1,785,638	Sep-21	130,520
Euro-Schatz 2 yr (Short)	6	799,687	799,686	Sep-21	(1,436)
Japanese Government Bond 10 yr (Long)	5	6,941,343	6,941,343	Sep-21	37,346
Japanese Government Bond 10 yr (Short)	10	13,882,685	13,882,685	Sep-21	(74,800)
U.K. Gilt 10 yr (Long)	29	5,231,835	5,231,838	Sep-21	109,988
U.S. Treasury Bond 30 yr (Long)	17	2,800,219	2,800,219	Sep-21	132,516
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,793,438	2,793,438	Sep-21	199,945
U.S. Treasury Note 2 yr (Short)	193	42,586,656	42,586,656	Sep-21	8,534
U.S. Treasury Note 5 yr (Long)	63	7,840,055	7,840,055	Sep-21	40,218
U.S. Treasury Note 10 yr (Long)	41	5,512,578	5,512,578	Sep-21	100,087
U.S. Treasury Note Ultra 10 yr (Short)	109	16,377,250	16,377,250	Sep-21	(568,386)

Unrealized appreciation					900,948

Unrealized (depreciation)					(644,622)

Total					$256,326

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/21 (premiums $2,668,215) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775		$1,836,200	$441
1.88/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.88		3,733,200	560
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		14,042,100	60,100
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	26,230
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	30,294
Goldman Sachs International
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	12,012
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		$11,606,000	12,186
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	32,461
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		$11,606,000	309,184
JPMorgan Chase Bank N.A.
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	7,432
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,046,200	20,579
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	25,088
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	37,231
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	81,264
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	89,444
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,046,200	97,882
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	946,531
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	3,730
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	3,826
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	23,364
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	23,902
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	26,721
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	32,686
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	343,261
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		1,590,200	425,474
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	432,423
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		145,700	8,470
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		291,400	60,282
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	26,291
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	31,420

Total				$3,230,769

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	$(27,582)	$73,731
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(40,969)	51,664
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,070,200	(139,394)	50,171
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,825,500	(43,264)	47,992
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		1,938,200	(93,615)	42,427
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	29,435
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	24,098
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		$678,400	(33,368)	19,762
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	15,957
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	7,852
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	4,738
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		3,895,600	(4,675)	(701)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(18,160)	(2,352)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		779,100	(10,128)	(7,331)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(10,913)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$287,300	(20,973)	(11,357)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(14,904)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$564,100	(40,390)	(20,646)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	(27,358)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,825,500	(43,264)	(42,461)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	(56,389)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(377,410)	(242,552)
2.525/3 month USD-LIBOR-BBA/Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	144,012
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		389,600	10,909	6,717
1.67/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		265,000	3,737	3,676
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		7,791,300	2,532	1,247
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	1,083
(1.67)/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		265,000	3,737	(6,673)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		969,100	15,118	(10,059)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	(21,795)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		3,876,400	53,204	(24,693)
(2.525)/3 month USD-LIBOR-BBA/Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	(200,651)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	47,786
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(27,172)
Citibank, N.A.
1.355/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.355		$41,910,800	(199,882)	332,772
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	32,411
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	13,756
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026		14,402,300	(12,242)	12,242
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	11,932
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		984,400	(13,560)	11,567
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	5,954
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	2,633
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	1,335
0.82/3 month USD-LIBOR-BBA/Aug-26 (Purchased)	Aug-21/0.82		3,095,500	(12,730)	(1,579)
(0.82)/3 month USD-LIBOR-BBA/Aug-26 (Purchased)	Aug-21/0.82		3,095,500	(12,730)	(3,498)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	(8,927)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		984,400	(13,560)	(9,155)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	(9,231)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	(11,290)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(33,696)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	16,618
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	6,309
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	3,686
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	(2,888)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	(3,731)
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	(4,495)
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	(4,698)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	(8,120)
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321		1,643,400	11,854	(10,452)
(1.005)/3 month USD-LIBOR-BBA/May-33 (Written)	May-23/1.005		19,343,500	186,987	(95,944)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	27,056
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(55,845)	9,701
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	3,834,800	(17,037)	5,595
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	3,834,800	(17,037)	(7,369)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$609,000	(91,046)	(14,555)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(28,391)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	13,920
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	2,752
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	895
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	(9,917)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	271,688
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	182,618
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	(58,284)	35,627
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	22,422
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	5,875
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	5,757
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	3,841
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	1,006
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(1,572)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(4,203)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	(4,553)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(5,116)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	(40,452)	(28,833)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(32,385)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(77,919)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(255,267)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	48,463
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	9,863
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	8,373
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	(8,832)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	(9,940)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	(51,787)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	191,618
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	28,991
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(39,596)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(73,784)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	30,598
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(31,386)
Toronto-Dominion Bank
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	12,175
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	2,060
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	(1,198)
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	(3,104)
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	(6,028)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	(15,620)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	27,383
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		245,600	6,693	4,716
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		245,600	6,693	(4,937)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	(29,631)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	37,199
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	33,688
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	31,378
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,167,200	(48,343)	27,737
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	26,318
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	25,239
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	14,252
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$1,059,500	(29,062)	13,000
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	11,675
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	999
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$2,105,300	(97,896)	926
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	127
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$2,105,300	(97,896)	(779)
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	(2,940)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(3,543)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,001,300	(90,367)	(4,055)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		1,001,300	(90,367)	(9,923)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(13,653)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	(16,544)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	(17,381)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(21,479)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$2,866,900	(45,440)	(21,760)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(77,476)	(24,474)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(26,017)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	(26,769)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	(31,652)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		2,251,500	66,883	66,734
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,720,100	45,712	24,511
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	2,249
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	278
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	(29,345)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		2,251,500	17,999	(36,632)
Wells Fargo Bank, N.A.
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	58,022
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	10,023
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	8,861
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	8,658
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	4,604
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	(210)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	(2,703)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	(48,552)

Unrealized appreciation					2,383,034

Unrealized (depreciation)					(2,020,045)

Total					$362,989

TBA SALE COMMITMENTS OUTSTANDING at 7/31/21 (proceeds receivable $61,728,594) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 8/1/51	$2,000,000	8/12/21	$2,136,640
Uniform Mortgage-Backed Securities, 3.50%, 8/1/51	8,000,000	8/12/21	8,477,818
Uniform Mortgage-Backed Securities, 3.00%, 8/1/51	12,000,000	8/12/21	12,578,431
Uniform Mortgage-Backed Securities, 2.50%, 9/1/51	2,000,000	9/14/21	2,078,984
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	2,000,000	8/12/21	2,083,516
Uniform Mortgage-Backed Securities, 2.00%, 9/1/51	17,000,000	9/14/21	17,299,790
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	17,000,000	8/12/21	17,337,642

Total			$61,992,821

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
KRW	6,086,000,000	$16,825	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$25,117
JPMorgan Chase Bank N.A.
THB	42,200,000	6,535	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	10,863

Upfront premium received			—		Unrealized appreciation		35,980

Upfront premium (paid)			—		Unrealized (depreciation)		—

		Total	$—			Total	$35,980

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,097,000	$13,954		$(16,515)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(3,075)
		3,030,000	121,897		197,396	10/16/30	3 month USD-LIBOR-BBA — Quarterly	0.75% — Semiannually	78,598
		75,000	8,984		13,585	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	4,720
		1,621,000	61,079		(4,555)	3/16/31	3 month USD-LIBOR-BBA — Quarterly	1.6355% — Semiannually	66,074
		5,269,000	45,998		(43)	3/16/26	0.9255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,533)
		3,266,000	352,663		(111)	3/16/51	2.09% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(377,879)
		2,471,000	21,621		3,914	3/16/26	0.926% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,788)
		7,485,000	288,696		(99)	3/16/31	3 month USD-LIBOR-BBA — Quarterly	1.645% — Semiannually	333,642
		162,800	9,247	(E)	(2)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,249)
		3,129,400	146,143		(42)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	161,893
		1,173,500	137,722		(40)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(145,042)
		759,200	25,175		(10)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	27,723
		457,600	16,002		(6)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,204)
		1,518,400	6,605		(14)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	8,323
		776,500	26,875	(E)	(11)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,886)
		21,883,000	2,188	(E)	41,474	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	43,662
		28,553,000	181,312	(E)	(111,869)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(293,180)
		265,000	9,498	(E)	4,043	9/15/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,454)
		425,000	35,942	(E)	(22,159)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	13,783
		404,000	13,764	(E)	(6)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,770)
		1,059,000	445		(4)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(312)
		642,000	13,354		(9)	6/14/31	1.465% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,488)
		635,000	12,967		(8)	6/11/31	3 month USD-LIBOR-BBA — Quarterly	1.46049% — Semiannually	14,134
		2,459,000	100,622	(E)	48,726	9/15/31	1.45% — Annually	Secured Overnight Financing Rate — Annually	(51,896)
		4,120,000	76,879		(55)	6/15/31	1.4425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(83,888)
		571,000	14,817		(8)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,702)
		786,600	16,629		(10)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	17,541
		6,810,000	130,003		(90)	6/23/31	1.448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(139,485)
		3,847,500	29,395		(36)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,191)
		112,800	2,299		(2)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	2,401
		1,387,100	12,526		(13)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,328)
		59,300	1,188		(1)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	1,222
		4,086,000	19,735		(54)	7/9/31	1.3005% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,714)
		3,508,000	1,438		(28)	7/21/26	0.7915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,094)
		3,508,000	1,158		(28)	7/21/26	0.79% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,812)
		758,000	3,646		(26)	7/27/51	3 month USD-LIBOR-BBA — Quarterly	1.671% — Semiannually	3,747
		797,000	3,403		(11)	7/27/31	3 month USD-LIBOR-BBA — Quarterly	1.2975% — Semiannually	3,493
		3,049,100	2,500		(29)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	2,471
	AUD	9,400	156	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	156
	AUD	32,200	1,038	(E)	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,037
	AUD	12,000	446	(E)	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	446
	AUD	20,900	947	(E)	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	946
	AUD	76,000	4,727	(E)	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,726
	AUD	5,000	341	(E)	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	341
	AUD	200,000	8,018		(2)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	8,888
	AUD	710,000	19,867		1,544	6/16/31	6 month AUD-BBR-BBSW — Semiannually	1.701% — Semiannually	22,484
	AUD	1,100,000	6,078		1,727	6/16/26	6 month AUD-BBR-BBSW — Semiannually	0.851% — Semiannually	8,588
	AUD	3,790,000	56,822	(E)	19,614	9/15/31	6 month AUD-BBR-BBSW — Semiannually	1.55% — Semiannually	76,436
	CAD	930,000	58,539		3,648	6/16/51	3 month CAD-BA-CDOR — Semiannually	2.501% — Semiannually	64,131
	CAD	890,000	23,120		1,624	6/16/31	3 month CAD-BA-CDOR — Semiannually	2.001% — Semiannually	26,156
	CAD	570,000	3,088		1,408	6/16/26	3 month CAD-BA-CDOR — Semiannually	1.401% — Semiannually	5,054
	CAD	116,600	870	(E)	(1)	8/16/26	3 month CAD-BA-CDOR — Semiannually	1.474% — Semiannually	869
	CAD	529,900	13,328		(2,853)	6/15/31	3 month CAD-BA-CDOR — Semiannually	1.99% — Semiannually	11,075
	CAD	212,000	4,286		(2)	6/15/31	1.924% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(4,615)
	CAD	158,900	2,856		(2)	6/15/31	1.894% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(3,097)
	CAD	106,000	1,667		(1)	6/15/31	1.864% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(1,825)
	CAD	4,156,000	47,636	(E)	14,797	9/15/31	3 month CAD-BA-CDOR — Semiannually	1.84% — Semiannually	62,433
	CAD	53,000	655		(1)	6/15/31	1.819% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(732)
	CHF	1,021,000	7,315	(E)	(1,198)	9/15/31	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	6,117
	CNY	37,500,000	113,784	(E)	(353)	9/15/26	China 7 Day Reverse Repo Rate — Quarterly	2.9445% — Quarterly	113,432
	CNY	95,540,000	221,081	(E)	(898)	9/15/26	China 7 Day Reverse Repo Rate — Quarterly	2.845% — Quarterly	220,183
	EUR	60,400	24,320	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(24,322)
	EUR	82,300	30,061		(3)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	30,891
	EUR	91,000	30,638		(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(31,403)
	EUR	91,800	29,198		(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(29,941)
	EUR	260,300	74,249		(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(76,037)
	EUR	420,000	148,496	(E)	(16)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	148,480
	EUR	283,000	74,477		(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(76,893)
	EUR	87,500	22,866	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(22,870)
	EUR	79,600	16,992		(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(17,608)
	EUR	211,200	37,718		(8)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(39,204)
	EUR	258,600	16,093	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(16,103)
	EUR	107,000	3,903	(E)	(4)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(3,907)
	EUR	312,300	3,886		(12)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,599
	EUR	585,500	64,128		(22)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	67,641
	EUR	115,200	7,019	(E)	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	7,014
	EUR	81,200	15,283	(E)	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	15,280
	EUR	302,300	12,487	(E)	(6)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(12,493)
	EUR	55,900	2,060	(E)	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,059
	EUR	133,400	4,796	(E)	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	4,793
	EUR	52,200	1,886	(E)	(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,884
	EUR	238,200	21,277		(10)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	21,848
	EUR	5,470,000	260		2,675	6/16/23	0.501% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	2,681
	EUR	4,180,000	16,512		6,380	6/16/26	0.301% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	24,334
	EUR	5,370,000	115,618		(627)	6/16/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.101% — Annually	120,045
	EUR	650,000	54,877		(5,911)	6/16/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.501% — Annually	49,962
	EUR	51,000	1,525		(1)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,581)
	EUR	377,200	6,430		(6)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(6,558)
	EUR	932,000	12,206	(E)	(7,941)	9/15/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.05% — Annually	4,264
	GBP	83,100	2,229		(2)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	2,393
	GBP	230,000	25,141		(2,249)	6/16/51	Sterling Overnight Index Average — Annually	0.901% — Annually	23,236
	GBP	980,000	19,275		3,027	6/16/31	Sterling Overnight Index Average — Annually	0.701% — Annually	23,421
	GBP	920,000	332		1,219	6/16/26	Sterling Overnight Index Average — Annually	0.401% — Annually	1,455
	GBP	793,000	43,870	(E)	17,075	9/15/31	0.975% — Annually	Sterling Overnight Index Average — Annually	(26,795)
	JPY	22,710,500	16,267	(E)	(7)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(16,274)
	JPY	14,130,600	394		(1,114)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(747)
	JPY	26,213,100	7,443	(E)	(8)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	7,435
	NOK	13,756,000	28,073	(E)	4,057	9/15/31	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	32,130
	NZD	1,962,000	861	(E)	2,192	9/15/31	3 month NZD-BBR-FRA — Quarterly	1.83% — Semiannually	1,331
	SEK	11,457,000	26,352	(E)	74	9/15/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(26,273)

	Total				$210,988				$213,853
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$21,328	$19,598	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(1,465)
Barclays Bank PLC
12,111	10,828	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,149
21,283	19,557	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,462)
7,374	6,892	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(391)
26,460	25,504	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	573
30,454	29,286	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(783)
12,870	12,377	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(331)
26,002	24,401	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,279)
273	256	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(13)
Credit Suisse International
4,904	4,384	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(465)
31,552	30,186	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(928)
27,709	26,510	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(815)
42,611	39,155	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,928
19,304	18,606	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	418
Goldman Sachs International
21,326	19,067	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,022)
51,699	48,319	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,740)
27,500	26,309	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(809)
27,224	25,444	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,443)
18,307	17,110	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(970)
18,307	17,110	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(970)
31,834	30,683	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	690
9,180	8,722	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(342)
1,851	1,738	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(91)
JPMorgan Chase Bank N.A.
31,834	30,683	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	690
JPMorgan Securities LLC
28,226	27,143	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	725
14,119	12,623	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,339
122,912	114,876	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,513
Morgan Stanley & Co. International PLC
492,994	492,839	—	9/29/25	(0.0165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	(156)
469,326	467,837	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	137

Upfront premium received		—	Unrealized appreciation			15,162

Upfront premium (paid)		—	Unrealized (depreciation)			(17,475)

	Total	$—			Total	$(2,313)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	3,160,000	$377,554	$(58)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$377,496
EUR	3,160,000	374,480	(58)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	374,422
EUR	1,578,000	361,801	(56)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	361,745
EUR	894,000	26,863	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	26,863
EUR	894,000	795	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	795
EUR	1,144,000	11,332	(13)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(11,345)
EUR	1,144,000	11,603	(13)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(11,616)
EUR	1,144,000	11,698	(14)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(11,711)
EUR	1,144,000	11,793	(13)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(11,806)
EUR	1,578,000	560,654	(74)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(560,728)
EUR	3,160,000	747,311	(112)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(747,423)
EUR	3,160,000	751,697	(112)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(751,809)
GBP	1,807,000	73,468	(39)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	73,429
GBP	2,319,000	10,895	(30)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	10,865
GBP	1,409,000	1,430	(33)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,397
GBP	506,000	865	(12)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(877)
GBP	1,084,000	5,937	(25)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(5,962)
GBP	2,024,000	20,903	(48)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(20,951)
	$7,626,000	34,317	(128)	5/12/31	2.67% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(34,445)
	7,527,000	44,710	(126)	4/1/31	2.686% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(44,837)
	15,252,000	233,203	(156)	4/15/26	2.79% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(233,358)

Total			$(1,120)				$(1,219,856)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$2,666	$39,000	$10,312	5/11/63	300 bp — Monthly	$(7,623)
	CMBX NA BBB-.6 Index	BB-/P	5,303	88,000	23,267	5/11/63	300 bp — Monthly	(17,913)
	CMBX NA BBB-.6 Index	BB-/P	10,865	176,000	46,534	5/11/63	300 bp — Monthly	(35,566)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	2,345	14,000	1,236	5/11/63	200 bp — Monthly	1,114
	CMBX NA A.6 Index	BBB+/P	6,014	34,000	3,002	5/11/63	200 bp — Monthly	3,025
	CMBX NA BB.11 Index	BB-/P	40,115	71,000	5,865	11/18/54	500 bp — Monthly	34,319
	CMBX NA BB.13 Index	BB-/P	2,999	30,000	2,658	12/16/72	500 bp — Monthly	370
	CMBX NA BB.13 Index	BB-/P	8,965	95,000	8,417	12/16/72	500 bp — Monthly	641
	CMBX NA BB.6 Index	B-/P	30,268	204,282	91,968	5/11/63	500 bp — Monthly	(61,500)
	CMBX NA BB.7 Index	B/P	15,922	312,000	107,858	1/17/47	500 bp — Monthly	(91,633)
	CMBX NA BBB-.14 Index	BBB-/P	1,496	48,000	1,090	12/16/72	300 bp — Monthly	434
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	4,823	11/17/59	300 bp — Monthly	990
	CMBX NA BBB-.12 Index	BBB-/P	1,084	26,000	1,066	8/17/61	300 bp — Monthly	34
	CMBX NA BBB-.12 Index	BBB-/P	7,366	125,000	5,125	8/17/61	300 bp — Monthly	2,314
	CMBX NA BBB-.13 Index	BBB-/P	8,130	160,000	6,896	12/16/72	300 bp — Monthly	1,327
	CMBX NA BBB-.14 Index	BBB-/P	1,350	27,000	613	12/16/72	300 bp — Monthly	753
	CMBX NA BBB-.6 Index	BB-/P	75,269	1,182,000	312,521	5/11/63	300 bp — Monthly	(236,563)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	8,159	61,000	21,088	1/17/47	500 bp — Monthly	(12,869)
	CMBX NA BBB-.6 Index	BB-/P	118,299	1,259,000	332,880	5/11/63	300 bp — Monthly	(213,846)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	624	12/16/72	200 bp — Monthly	412
	CMBX NA A.6 Index	BBB+/P	99	2,000	177	5/11/63	200 bp — Monthly	(77)
	CMBX NA A.6 Index	BBB+/P	790	16,000	1,413	5/11/63	200 bp — Monthly	(616)
	CMBX NA A.6 Index	BBB+/P	(15)	25,000	2,208	5/11/63	200 bp — Monthly	(2,213)
	CMBX NA A.6 Index	BBB+/P	1,158	38,000	3,355	5/11/63	200 bp — Monthly	(2,183)
	CMBX NA A.6 Index	BBB+/P	4,172	81,000	7,152	5/11/63	200 bp — Monthly	(2,948)
	CMBX NA A.6 Index	BBB+/P	10,874	127,000	11,214	5/11/63	200 bp — Monthly	(290)
	CMBX NA BB.13 Index	BB-/P	3,943	41,000	3,633	12/16/72	500 bp — Monthly	350
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	216	12/16/72	300 bp — Monthly	83
	CMBX NA BBB-.13 Index	BBB-/P	298	5,000	216	12/16/72	300 bp — Monthly	85
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	41	11/18/54	300 bp — Monthly	23
	CMBX NA BBB-.13 Index	BBB-/P	1,543	24,000	1,034	12/16/72	300 bp — Monthly	522
	CMBX NA BBB-.13 Index	BBB-/P	4,337	69,000	2,974	12/16/72	300 bp — Monthly	1,403
	CMBX NA BBB-.14 Index	BBB-/P	518	18,000	409	12/16/72	300 bp — Monthly	120
	CMBX NA BBB-.6 Index	BB-/P	1,407	13,000	3,437	5/11/63	300 bp — Monthly	(2,022)
	CMBX NA BBB-.6 Index	BB-/P	1,906	14,000	3,702	5/11/63	300 bp — Monthly	(1,788)
	CMBX NA BBB-.6 Index	BB-/P	2,976	27,000	7,139	5/11/63	300 bp — Monthly	(4,147)
	CMBX NA BBB-.6 Index	BB-/P	4,248	38,000	10,047	5/11/63	300 bp — Monthly	(5,777)
	CMBX NA BBB-.6 Index	BB-/P	4,273	54,000	14,278	5/11/63	300 bp — Monthly	(9,973)
	CMBX NA BBB-.6 Index	BB-/P	7,929	73,000	19,301	5/11/63	300 bp — Monthly	(11,329)
	CMBX NA BBB-.6 Index	BB-/P	7,899	73,000	19,301	5/11/63	300 bp — Monthly	(11,360)
	CMBX NA BBB-.6 Index	BB-/P	11,382	97,000	25,647	5/11/63	300 bp — Monthly	(14,208)
	CMBX NA BBB-.6 Index	BB-/P	17,898	147,000	38,867	5/11/63	300 bp — Monthly	(20,883)
	CMBX NA BBB-.6 Index	BB-/P	10,491	154,000	40,718	5/11/63	300 bp — Monthly	(30,136)
	CMBX NA BBB-.6 Index	BB-/P	29,016	386,000	102,058	5/11/63	300 bp — Monthly	(72,817)
	CMBX NA BBB-.6 Index	BB-/P	48,302	515,000	136,166	5/11/63	300 bp — Monthly	(87,564)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	2,648	33,000	7,686	5/11/63	500 bp — Monthly	(5,006)
	CMBX NA BB.6 Index	B-/P	51,480	96,816	43,587	5/11/63	500 bp — Monthly	7,988
	CMBX NA BBB-.13 Index	BBB-/P	4,077	59,000	2,543	12/16/72	300 bp — Monthly	1,568
	CMBX NA BBB-.7 Index	BB/P	4,695	20,000	3,572	1/17/47	300 bp — Monthly	1,135
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB-/P	26,945	100,000	26,440	5/11/63	300 bp — Monthly	563
	Morgan Stanley & Co. International PLC
	CMBX NA A .6 Index	BBB+/P	818	12,000	1,060	5/11/63	200 bp — Monthly	(237)
	CMBX NA A .6 Index	BBB+/P	6,188	90,000	7,947	5/11/63	200 bp — Monthly	(1,725)
	CMBX NA A.13 Index	A-/P	8,447	722,000	10,469	12/16/72	200 bp — Monthly	19,197
	CMBX NA A.13 Index	A-/P	(2,803)	188,000	2,726	12/16/72	200 bp — Monthly	(4)
	CMBX NA A.13 Index	A-/P	(276)	46,000	667	12/16/72	200 bp — Monthly	409
	CMBX NA BB.13 Index	BB-/P	192	2,000	177	12/16/72	500 bp — Monthly	16
	CMBX NA BB.13 Index	BB-/P	2,789	29,000	2,569	12/16/72	500 bp — Monthly	248
	CMBX NA BB.13 Index	BB-/P	6,417	68,000	6,025	12/16/72	500 bp — Monthly	459
	CMBX NA BB.13 Index	BB-/P	6,466	70,000	6,202	12/16/72	500 bp — Monthly	332
	CMBX NA BB.6 Index	B-/P	11,787	46,472	20,922	5/11/63	500 bp — Monthly	(9,089)
	CMBX NA BB.6 Index	B-/P	23,902	93,912	42,279	5/11/63	500 bp — Monthly	(18,286)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	216	12/16/72	300 bp — Monthly	83
	CMBX NA BBB-.13 Index	BBB-/P	15,616	210,000	9,051	12/16/72	300 bp — Monthly	6,687
	CMBX NA BBB-.14 Index	BBB-/P	638	21,000	477	12/16/72	300 bp — Monthly	174
	CMBX NA BBB-.12 Index	BBB-/P	3,064	52,000	2,132	8/17/61	300 bp — Monthly	963
	CMBX NA BBB-.12 Index	BBB-/P	4,423	103,000	4,223	8/17/61	300 bp — Monthly	260

Upfront premium received			709,104		Unrealized appreciation			88,401

Upfront premium (paid)			(3,322)		Unrealized (depreciation)			(992,191)

	Total		$705,782				Total	$(903,790)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(101)	$1,000	$88	5/11/63	(200 bp) — Monthly	$(13)
	CMBX NA BB.10 Index	(30,620)	127,000	29,578	11/17/59	(500 bp) — Monthly	(1,165)
	CMBX NA BB.10 Index	(18,870)	74,000	17,235	11/17/59	(500 bp) — Monthly	(1,707)
	CMBX NA BB.10 Index	(3,861)	37,000	8,617	11/17/59	(500 bp) — Monthly	4,720
	CMBX NA BB.10 Index	(3,399)	31,000	7,220	11/17/59	(500 bp) — Monthly	3,791
	CMBX NA BB.11 Index	(5,704)	79,000	6,525	11/18/54	(500 bp) — Monthly	744
	CMBX NA BB.11 Index	(8,292)	64,000	5,286	11/18/54	(500 bp) — Monthly	(3,068)
	CMBX NA BB.11 Index	(816)	16,000	1,322	11/18/54	(500 bp) — Monthly	490
	CMBX NA BB.11 Index	(830)	16,000	1,322	11/18/54	(500 bp) — Monthly	476
	CMBX NA BB.8 Index	(6,581)	51,160	18,111	10/17/57	(500 bp) — Monthly	11,480
	CMBX NA BB.8 Index	(527)	2,896	1,025	10/17/57	(500 bp) — Monthly	496
	CMBX NA BB.9 Index	(5,033)	78,000	16,240	9/17/58	(500 bp) — Monthly	11,131
	CMBX NA BB.9 Index	(2,787)	27,000	5,621	9/17/58	(500 bp) — Monthly	2,808
	CMBX NA BB.9 Index	(906)	25,000	5,205	9/17/58	(500 bp) — Monthly	4,274
	CMBX NA BB.9 Index	(707)	18,000	3,748	9/17/58	(500 bp) — Monthly	3,024
	CMBX NA BB.9 Index	(645)	16,000	3,331	9/17/58	(500 bp) — Monthly	2,671
	CMBX NA BBB-.10 Index	(5,249)	22,000	2,002	11/17/59	(300 bp) — Monthly	(3,259)
	CMBX NA BBB-.10 Index	(4,875)	21,000	1,911	11/17/59	(300 bp) — Monthly	(2,976)
	CMBX NA BBB-.10 Index	(2,953)	12,000	1,092	11/17/59	(300 bp) — Monthly	(1,868)
	CMBX NA BBB-.10 Index	(789)	5,000	455	11/17/59	(300 bp) — Monthly	(337)
	CMBX NA BBB-.12 Index	(3,276)	48,000	1,968	8/17/61	(300 bp) — Monthly	(1,336)
	CMBX NA BBB-.12 Index	(5,641)	25,000	1,025	8/17/61	(300 bp) — Monthly	(4,631)
	CMBX NA BBB-.10 Index	(17,578)	59,000	5,369	11/17/59	(300 bp) — Monthly	(12,243)
	CMBX NA BBB-.10 Index	(5,609)	44,000	4,004	11/17/59	(300 bp) — Monthly	(1,631)
	CMBX NA BBB-.10 Index	(4,334)	34,000	3,094	11/17/59	(300 bp) — Monthly	(1,260)
	CMBX NA BBB-.11 Index	(5,028)	35,000	1,428	11/18/54	(300 bp) — Monthly	(3,621)
	CMBX NA BBB-.11 Index	(2,881)	9,000	367	11/18/54	(300 bp) — Monthly	(2,519)
	CMBX NA BBB-.11 Index	(147)	1,000	41	11/18/54	(300 bp) — Monthly	(107)
	CMBX NA BBB-.12 Index	(31,283)	90,000	3,690	8/17/61	(300 bp) — Monthly	(27,646)
	CMBX NA BBB-.12 Index	(22,054)	66,000	2,706	8/17/61	(300 bp) — Monthly	(19,386)
	CMBX NA BBB-.12 Index	(15,365)	46,000	1,886	8/17/61	(300 bp) — Monthly	(13,506)
	CMBX NA BBB-.12 Index	(15,466)	44,000	1,804	8/17/61	(300 bp) — Monthly	(13,688)
	CMBX NA BBB-.12 Index	(4,065)	24,000	984	8/17/61	(300 bp) — Monthly	(3,095)
	CMBX NA BBB-.12 Index	(5,639)	16,000	656	8/17/61	(300 bp) — Monthly	(4,992)
	CMBX NA BBB-.13 Index	(7,199)	95,000	4,095	12/16/72	(300 bp) — Monthly	(3,160)
	CMBX NA BBB-.7 Index	(656)	3,000	536	1/17/47	(300 bp) — Monthly	(122)
	CMBX NA BBB-.8 Index	(19,531)	125,000	17,125	10/17/57	(300 bp) — Monthly	(2,479)
	CMBX NA BBB-.8 Index	(8,252)	52,000	7,124	10/17/57	(300 bp) — Monthly	(1,158)
	CMBX NA BBB-.8 Index	(8,219)	52,000	7,124	10/17/57	(300 bp) — Monthly	(1,126)
	CMBX NA BBB-.8 Index	(5,725)	40,000	5,480	10/17/57	(300 bp) — Monthly	(268)
	CMBX NA BBB-.9 Index	(946)	4,000	326	9/17/58	(300 bp) — Monthly	(623)
	Credit Suisse International
	CMBX NA BB.10 Index	(9,157)	77,000	17,933	11/17/59	(500 bp) — Monthly	8,702
	CMBX NA BB.10 Index	(10,274)	77,000	17,933	11/17/59	(500 bp) — Monthly	7,585
	CMBX NA BB.10 Index	(5,096)	41,000	9,549	11/17/59	(500 bp) — Monthly	4,413
	CMBX NA BB.7 Index	(8,049)	441,481	198,755	5/11/63	(500 bp) — Monthly	190,276
	CMBX NA BB.7 Index	(29,146)	158,000	54,621	1/17/47	(500 bp) — Monthly	25,321
	CMBX NA BB.7 Index	(2,467)	15,000	5,186	1/17/47	(500 bp) — Monthly	2,704
	CMBX NA BB.8 Index	(1,051)	5,792	2,050	10/17/57	(500 bp) — Monthly	993
	CMBX NA BB.9 Index	(22,455)	224,000	46,637	9/17/58	(500 bp) — Monthly	23,964
	Goldman Sachs International
	CMBX NA BB.7 Index	(6,053)	40,000	13,828	1/17/47	(500 bp) — Monthly	7,736
	CMBX NA BB.7 Index	(45,077)	222,000	76,745	1/17/47	(500 bp) — Monthly	31,453
	CMBX NA BB.7 Index	(16,057)	98,000	33,879	1/17/47	(500 bp) — Monthly	17,727
	CMBX NA BB.8 Index	(21,031)	57,917	20,503	10/17/57	(500 bp) — Monthly	(585)
	CMBX NA BB.8 Index	(21,068)	57,917	20,503	10/17/57	(500 bp) — Monthly	(621)
	CMBX NA BB.8 Index	(2,266)	19,306	6,834	10/17/57	(500 bp) — Monthly	4,550
	CMBX NA BB.9 Index	(602)	5,000	1,041	9/17/58	(500 bp) — Monthly	434
	CMBX NA BB.9 Index	(595)	5,000	1,041	9/17/58	(500 bp) — Monthly	441
	CMBX NA BB.9 Index	(313)	3,000	625	9/17/58	(500 bp) — Monthly	309
	CMBX NA BB.9 Index	(478)	3,000	625	9/17/58	(500 bp) — Monthly	144
	CMBX NA BB.9 Index	(320)	2,000	416	9/17/58	(500 bp) — Monthly	94
	CMBX NA BB.9 Index	(319)	2,000	416	9/17/58	(500 bp) — Monthly	96
	CMBX NA BB.9 Index	(158)	1,000	208	9/17/58	(500 bp) — Monthly	49
	CMBX NA BBB-.10 Index	(312)	2,000	182	11/17/59	(300 bp) — Monthly	(131)
	CMBX NA BBB-.12 Index	(11,145)	33,000	1,353	8/17/61	(300 bp) — Monthly	(9,811)
	CMBX NA BBB-.13 Index	(3,107)	41,000	1,767	12/16/72	(300 bp) — Monthly	(1,364)
	CMBX NA BBB-.6 Index	(113,633)	417,000	110,255	5/11/63	(300 bp) — Monthly	(3,621)
	CMBX NA BBB-.6 Index	(3,452)	69,000	18,244	5/11/63	(300 bp) — Monthly	14,751
	CMBX NA BBB-.6 Index	(6,386)	26,000	6,874	5/11/63	(300 bp) — Monthly	473
	CMBX NA BBB-.8 Index	(31,635)	205,000	28,085	10/17/57	(300 bp) — Monthly	(3,669)
	CMBX NA BBB-.8 Index	(8,311)	53,000	7,261	10/17/57	(300 bp) — Monthly	(1,081)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(116,167)	213,000	17,594	11/18/54	(500 bp) — Monthly	(98,781)
	CMBX NA BB.17 Index	(13,221)	27,000	9,334	1/17/47	(500 bp) — Monthly	(3,913)
	CMBX NA BB.8 Index	(4,461)	8,688	3,075	10/17/57	(500 bp) — Monthly	(1,394)
	CMBX NA BB.9 Index	(4,942)	10,000	2,082	9/17/58	(500 bp) — Monthly	(2,870)
	CMBX NA BBB-.10 Index	(6,762)	41,000	3,731	11/17/59	(300 bp) — Monthly	(3,055)
	CMBX NA BBB-.10 Index	(22,269)	196,000	17,836	11/17/59	(300 bp) — Monthly	(4,547)
	CMBX NA BBB-.10 Index	(17,466)	62,000	5,642	11/17/59	(300 bp) — Monthly	(11,860)
	CMBX NA BBB-.10 Index	(15,790)	53,000	4,823	11/17/59	(300 bp) — Monthly	(10,998)
	CMBX NA BBB-.11 Index	(15,715)	50,000	2,040	11/18/54	(300 bp) — Monthly	(13,704)
	CMBX NA BBB-.11 Index	(1,257)	4,000	163	11/18/54	(300 bp) — Monthly	(1,096)
	CMBX NA BBB-.12 Index	(1,407)	36,000	1,476	8/17/61	(300 bp) — Monthly	48
	CMBX NA BBB-.12 Index	(1,327)	4,000	164	8/17/61	(300 bp) — Monthly	(1,166)
	CMBX NA BBB-.6 Index	(66,380)	245,000	64,778	5/11/63	(300 bp) — Monthly	(1,745)
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	17,235	11/17/59	(500 bp) — Monthly	12,952
	CMBX NA BB.7 Index	(5,378)	31,000	10,717	1/17/47	(500 bp) — Monthly	5,309
	CMBX NA BB.9 Index	(9,700)	249,000	51,842	9/17/58	(500 bp) — Monthly	41,899
	CMBX NA BBB-.10 Index	(13,217)	61,000	5,551	11/17/59	(300 bp) — Monthly	(7,702)
	CMBX NA BBB-.7 Index	(1,311)	16,000	2,858	1/17/47	(300 bp) — Monthly	1,537
	CMBX NA BBB-.9 Index	(7,225)	39,000	3,175	9/17/58	(300 bp) — Monthly	(4,073)
	CMBX NA BBB-.9 Index	(4,261)	23,000	1,872	9/17/58	(300 bp) — Monthly	(2,402)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(14,326)	61,000	14,207	11/17/59	(500 bp) — Monthly	(178)
	CMBX NA BB.10 Index	(3,880)	37,000	8,617	11/17/59	(500 bp) — Monthly	4,701
	CMBX NA BB.7 Index	(12,267)	61,000	21,088	1/17/47	(500 bp) — Monthly	8,761
	CMBX NA BB.7 Index	(4,844)	24,000	8,297	1/17/47	(500 bp) — Monthly	3,430
	CMBX NA BB.7 Index	(3,471)	18,000	6,223	1/17/47	(500 bp) — Monthly	2,734
	CMBX NA BB.8 Index	(10,183)	27,993	9,910	10/17/57	(500 bp) — Monthly	(300)
	CMBX NA BB.8 Index	(4,944)	9,653	3,417	10/17/57	(500 bp) — Monthly	(1,536)
	CMBX NA BB.9 Index	(3,693)	42,000	8,744	9/17/58	(500 bp) — Monthly	5,011
	CMBX NA BB.9 Index	(2,276)	37,000	7,703	9/17/58	(500 bp) — Monthly	5,392
	CMBX NA BB.9 Index	(2,179)	29,000	6,038	9/17/58	(500 bp) — Monthly	3,831
	CMBX NA BB.9 Index	(1,642)	27,000	5,621	9/17/58	(500 bp) — Monthly	3,954
	CMBX NA BB.9 Index	(843)	17,000	3,539	9/17/58	(500 bp) — Monthly	2,680
	CMBX NA BB.9 Index	(508)	13,000	2,707	9/17/58	(500 bp) — Monthly	2,186
	CMBX NA BB.9 Index	(1,334)	11,000	2,290	9/17/58	(500 bp) — Monthly	946
	CMBX NA BB.9 Index	(369)	6,000	1,249	9/17/58	(500 bp) — Monthly	874
	CMBX NA BB.9 Index	(606)	5,000	1,041	9/17/58	(500 bp) — Monthly	430
	CMBX NA BBB-.10 Index	(3,954)	33,000	3,003	11/17/59	(300 bp) — Monthly	(970)
	CMBX NA BBB-.10 Index	(7,314)	30,000	2,730	11/17/59	(300 bp) — Monthly	(4,601)
	CMBX NA BBB-.10 Index	(4,553)	21,000	1,911	11/17/59	(300 bp) — Monthly	(2,655)
	CMBX NA BBB-.10 Index	(4,109)	19,000	1,729	11/17/59	(300 bp) — Monthly	(2,391)
	CMBX NA BBB-.10 Index	(2,435)	17,000	1,547	11/17/59	(300 bp) — Monthly	(897)
	CMBX NA BBB-.10 Index	(3,784)	16,000	1,456	11/17/59	(300 bp) — Monthly	(2,338)
	CMBX NA BBB-.10 Index	(2,296)	10,000	910	11/17/59	(300 bp) — Monthly	(1,392)
	CMBX NA BBB-.12 Index	(4,382)	21,000	861	8/17/61	(300 bp) — Monthly	(3,533)
	CMBX NA BBB-.10 Index	(9,639)	76,000	6,916	11/17/59	(300 bp) — Monthly	(2,767)
	CMBX NA BBB-.10 Index	(8,117)	64,000	5,824	11/17/59	(300 bp) — Monthly	(2,330)
	CMBX NA BBB-.10 Index	(1,727)	14,000	1,274	11/17/59	(300 bp) — Monthly	(462)
	CMBX NA BBB-.11 Index	(15,363)	48,000	1,958	11/18/54	(300 bp) — Monthly	(13,433)
	CMBX NA BBB-.12 Index	(1,649)	40,000	1,640	8/17/61	(300 bp) — Monthly	(32)
	CMBX NA BBB-.12 Index	(4,320)	13,000	533	8/17/61	(300 bp) — Monthly	(3,795)
	CMBX NA BBB-.13 Index	(11,833)	192,000	8,275	12/16/72	(300 bp) — Monthly	(3,670)
	CMBX NA BBB-.7 Index	(41)	1,000	179	1/17/47	(300 bp) — Monthly	137
	CMBX NA BBB-.8 Index	(53,474)	349,000	47,813	10/17/57	(300 bp) — Monthly	(5,865)
	CMBX NA BBB-.8 Index	(29,904)	193,000	26,441	10/17/57	(300 bp) — Monthly	(3,575)
	CMBX NA BBB-.8 Index	(9,876)	69,000	9,453	10/17/57	(300 bp) — Monthly	(463)
	CMBX NA BBB-.8 Index	(8,125)	52,000	7,124	10/17/57	(300 bp) — Monthly	(1,031)
	CMBX NA BBB-.8 Index	(7,902)	51,000	6,987	10/17/57	(300 bp) — Monthly	(945)
	CMBX NA BBB-.8 Index	(6,851)	44,000	6,028	10/17/57	(300 bp) — Monthly	(854)

Upfront premium received		—			Unrealized appreciation		495,132

Upfront premium (paid)		(1,273,932)			Unrealized (depreciation)		(383,192)

	Total	$(1,273,932)				Total	$111,940
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through July 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $250,008,203.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
Short-term investments
	Putnam Short Term Investment Fund**	$7,237,903	$78,230,406	$66,350,080	$7,871	$19,118,229

	Total Short-term investments	$7,237,903	$78,230,406	$66,350,080	$7,871	$19,118,229
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $427,995.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,926,766.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,814,818.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $78,983,866 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	71.0%
	Japan	7.5
	France	5.0
	Italy	2.4
	Canada	1.6
	Spain	1.6
	United Kingdom	1.3
	Switzerland	0.8
	Mexico	0.7
	Australia	0.7
	Indonesia	0.7
	Belgium	0.6
	Uruguay	0.5
	Other	5.6

	Total	100.0%
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $120,988 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,156,246 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,926,766 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,069,503	$2,092,341
Collateralized loan obligations	—	3,380,912	—
Corporate bonds and notes	—	49,297,826	—
Foreign government and agency bonds and notes	—	85,776,889	—
Mortgage-backed securities	—	80,971,047	—
Purchased options outstanding	—	87,560	—
Purchased swap options outstanding	—	2,563,168	—
U.S. government and agency mortgage obligations	—	91,096,580	—
U.S. treasury obligations	—	285,753	—
Short-term investments	774,000	25,808,601	—

Totals by level	$774,000	$342,337,839	$2,092,341
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,630,790)	$—
Futures contracts	256,326	—	—
Written swap options outstanding	—	(3,230,769)	—
Forward premium swap option contracts	—	362,989	—
TBA sale commitments	—	(61,992,821)	—
Interest rate swap contracts	—	38,845	—
Total return swap contracts	—	(1,221,049)	—
Credit default contracts	—	(223,700)	—

Totals by level	$256,326	$(67,897,295)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$38,000,000
Purchased swap option contracts (contract amount)	$229,400,000
Written swap option contracts (contract amount)	$163,400,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$370,500,000
OTC interest rate swap contracts (notional)	$6,700,000
Centrally cleared interest rate swap contracts (notional)	$258,900,000
OTC total return swap contracts (notional)	$4,100,000
Centrally cleared total return swap contracts (notional)	$77,400,000
OTC credit default contracts (notional)	$17,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com